Investment properties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment properties
Beginning balance	¥ 22,911,000
Fair value (loss)/gain of investment properties	12,147,000	¥ (154,000)
Ending balance	35,058,000	22,911,000
Investment properties pledged as security for bank loans	35,058,000
Fair value
Investment properties
Beginning balance	22,911,000	23,065,000
Fair value (loss)/gain of investment properties	12,147,000	(154,000)
Ending balance	¥ 35,058,000	¥ 22,911,000